Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Restricted share vesting period	15 years
Lease liabilities	$ 1,496.4		$ 0.0
Right-of-use assets	1,020.6	$ 1,051.4	0.0
Finance lease receivables (notes 3 and 22)	375.9		0.0
Non-controlling interests	$ 3,529.1		$ 4,250.4
Customer and broker relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	8 years
Customer and broker relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	20 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	15 years
Restricted Share Units
Disclosure of detailed information about intangible assets [line items]
Restricted share vesting period	15 years
IFRS 16
Disclosure of detailed information about intangible assets [line items]
Retained earnings		(4.3)
Non-controlling interests		$ (1.9)